Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Cash flows provided by operating activities:
Net income	$ 22,241	$ 14,073
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation	27,805	22,960
Amortization of contract intangibles / liabilities	(759)	(759)
Amortization of deferred revenue	(886)	(957)
Amortization of deferred debt issuance cost	573	570
Drydocking expenditure	(2,595)
Goodwill impairment charge		6,217
Income tax expense	6	6
Income taxes paid	(241)	(336)
Unrealized loss (gain) on derivative instruments	3,868	3,011
Unrealized loss (gain) on foreign currency transactions	63	(46)
Changes in operating assets and liabilities
Decrease in amounts due from related parties	33	968
Decrease in inventories	75	124
Decrease (increase) in other current assets	94	(1,903)
Increase (decrease) in trade accounts payable	(87)	825
Increase (decrease) in accrued expenses	(419)	567
Decrease (increase) in accrued revenue	(706)
Increase in prepaid revenue	3,776	432
Decrease in amounts due to related parties	(356)	(1,625)
Net cash provided by operating activities	52,485	44,127
Cash flows from investing activities:
Disposals (additions) to vessel and equipment	(521)	(770)
Net cash used in investing activities	(521)	(37,613)
Cash flows from financing activities:
Proceeds from long-term debt	5,000
Repayment of long-term debt	(24,642)	(46,859)
Repayment of long-term debt from related parties		(12,000)
Payments of debt issuance cost	(144)	(8)
Cash distribution	(30,107)	(23,514)
Proceeds from public offering, net of underwriters' discount		116,924
Offering cost		(321)
Net cash provided by (used in) financing activities	(49,893)	34,222
Effect of exchange rate changes on cash	23	(79)
Net increase in cash and cash equivalents	2,094	40,657
Cash and cash equivalents at the beginning of the year	23,573	30,746
Cash and cash equivalents at the end of the year	$ 25,667	71,403
Dan Sabia [Member]
Cash flows from investing activities:
Payments for acquisition, net of cash acquired		$ (36,843)